Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0001126328
Registrant Name	PRINCIPAL FINANCIAL GROUP INC
Registration File Number	333-293726
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES